Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provision for Income Taxes

The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to earnings (loss) before income taxes as follows:

	2019	2018
Earnings (loss) before income taxes
Canada	765	(1,195)
United States	315	619
Australia	27	96
Trinidad	(28)	98
Other	229	258
	1,308	(124)
Canadian federal and provincial statutory income tax rate (%)	27	27
Income tax at statutory rates	353	(33)
Adjusted for the effect of:
Impact of foreign tax rates	(45)	(58)
Non-taxable income	(19)	(10)
Production-related deductions	(17)	(15)
Foreign accrual property income	18	15
Impact of tax rate changes	16	-
Other	10	8
Income tax expense (recovery) included in net earnings (loss) from continuing operations	316	(93)

Summary of Total Income Tax Expense

Total income tax expense (recovery), included in net earnings (loss) from continuing operations, was comprised of the following:

	2019	2018
Current income tax
Tax expense for current year	161	195
Adjustments in respect of prior years	(22)	(15)
Total current income tax expense	139	180
Deferred income tax
Origination and reversal of temporary differences	152	(283)
Adjustments in respect of prior years	9	12
Impact of tax rate changes	16	-
Other	-	(2)
Total deferred income tax expense (recovery)	177	(273)
Income tax expense (recovery) included in net earnings (loss) from continuing operations	316	(93)

Summary of Income Tax Assets (Liabilities)

Income tax balances within the consolidated balance sheets as at December 31 were comprised of the following:

Income Tax Assets and Liabilities	Balance Sheet Location	2019	2018
Current income tax assets
Current	Receivables (Note 13)	104	248
Long-term	Other assets (Note 18)	36	36
Deferred income tax assets	Other assets (Note 18)	249	216
Total income tax assets		389	500
Current income tax liabilities
Current	Payables and accrued charges (Note 22)	43	47
Non-current	Other non-current liabilities	44	64
Deferred income tax liabilities	Deferred income tax liabilities	3,145	2,907
Total income tax liabilities		3,232	3,018

Summary of Deferred Income Tax Assets (Liabilities)

In respect of each type of temporary difference, unused tax loss and unused tax credit, the amounts of deferred tax assets and liabilities recognized in the consolidated balance sheets as at December 31 and the amount of the deferred tax expense (recovery) recognized in net earnings (loss) from continuing operations were:

			Deferred Income Tax Expense
	Deferred Income Tax (Assets)		(Recovery) Recognized
	Liabilities		in Net Earnings (Loss)
	2019	2018	2019	2018
Deferred income tax assets
Asset retirement obligations and accrued environmental costs	(387)	(412)	25	11
Tax loss and other carryforwards	(270)	(261)	(9)	(198)
Pension and other post-retirement benefit liabilities	(145)	(130)	(13)	44
Long-term debt	(107)	(110)	3	10
Lease liabilities	(227)	-	55	-
Receivables	(51)	(58)	7	(3)
Inventories	(59)	(54)	(5)	(13)
Derivatives	(9)	(17)	5	15
Other assets	(61)	(57)	4	18
Deferred income tax liabilities
Property, plant and equipment	3,647	3,218	147	(132)
Goodwill and other intangible assets	523	546	(58)	(31)
Other liabilities	42	26	16	6
	2,896	2,691	177	(273)

Summary of Reconciliation of Net Deferred Income Tax Liabilities

Reconciliation of net deferred income tax liabilities:

	2019	2018
Balance – beginning of year	2,691	2,187
Merger and acquisitions (Note 4)	29	776
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	177	(273)
Income tax expense (recovery) recognized in net earnings (loss) from discontinued operations	-	(17)
Income tax charge recognized in OCI	2	22
Other	(3)	(4)
Balance – end of year	2,896	2,691

Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits

Amounts and expiry dates of unused tax losses and unused tax credits as at December 31, 2019 were:

	Amount	Expiry Date
Unused operating losses	1,027	2020 - Indefinite
Unused capital losses	829	Indefinite
Unused investment tax credits	38	2020 - 2038